Other Current Financial Assets - Schedule of Other Current Financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Financial Assets [Abstract]
Security deposits and Restricted cash	$ 430	$ 565
Other current financial assets	$ 430	$ 565